Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (4,883)	$ (1,544)
Adjustments required to reflect the cash flows from operating activities:
Effect of exchange rate differences on cash and cash equivalents balances	(45)	(240)
Change in financial liabilities at fair value through profit or loss	(329)	(2,372)
Change in financial assets at fair value through profit or loss	(46)
Impairment of goodwill		800
Exchange rate differences related to restricted deposits		1
Depreciation and amortization	757	685
Interest expenses related to convertible debentures		86
Share-based payments	567	41
Total adjustments	904	(999)
Changes in operating asset and liability items:
Decrease in trade receivables	30	133
Decrease in other receivables	346	87
Increase (decrease) in trade payables	6	(135)
Increase (decrease) in other payables	328	(409)
Decrease in deferred tax liabilities	(120)	(122)
Decrease in contract liabilities	(41)	(172)
Changes in operating asset and liability, total	549	(618)
Net cash used in operating activities	(3,430)	(3,161)
CASH FLOWS FROM INVESTING ACTIVITIES:
Short-term investments	(6,136)
Right of use assets	(9)
Restricted deposits		28
Purchase of intangible assets	(203)
Purchase of property and equipment	(48)	(14)
Net cash provided by (used in) investing activities	(6,396)	14
CASH FLOWS FROM FINANCING ACTIVITIES:
Israeli Innovation Authority, net		(8)
Payment of contingent consideration	(915)	(1,600)
Lease payments (interest and principal)	(132)	(114)
Repayment of convertible debentures		(680)
Payment of loans		(4)
Proceeds from public and direct offerings, net of issuance expenses	9,223	7,952
Proceeds from exercise of warrants and pre-funded warrants	3,710	2,791
Net cash provided by financing activities	11,886	8,337
INCREASE IN CASH AND CASH EQUIVALENTS	2,060	5,190
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	11,017	4,341
EFFECT OF EXCHANGE RATE DIFFERENCES IN RESPECT OF CASH AND CASH EQUIVALENTS	45	240
CASH AND CASH EQUIVALENTS AT END OF PERIOD	13,122	9,771
SUPPLEMENTARY DATA ON ACTIVITIES NOT INVOLVING CASH FLOWS:
Conversion of convertible debenture into ordinary shares and warrants		4,778
Inception of lease transaction	$ 198